Share-Based Compensation - Summary of RSU activities (Details) - 2018 Plan - RSU $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	41,518,464	41,518,464
Granted (in shares) | shares	59,628,020	59,628,020
Vested | shares	(15,453,196)	(15,453,196)
Forfeited (in shares) | shares	(3,708,800)	(3,708,800)
Outstanding at end of the year (in shares) | shares	81,984,488	81,984,488		41,518,464
Weighted average grand date fair value
Outstanding at beginning of the year | $ / shares		$ 19.0563
Granted | $ / shares		13.0177	$ 32.4843		$ 16.6133
Vested | $ / shares		14.7922
Forfeited | $ / shares		18.1311
Outstanding at end of the year | $ / shares		$ 15.5100	$ 19.0563
Restricted share units vested	¥ 1,539,004	$ 223,135		¥ 675,837		¥ 178,855
Unrecognized share-based compensation expenses	¥ 4,459,730						$ 646,600
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 9 months 10 days	2 years 9 months 10 days